SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government grants recognized in consolidated statements of operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reduction of cost of revenue	¥ 1,787	¥ 1,262	¥ 521
Reduction of interest expenses	3,250	4,310
Government grants	27,253	84,410	95,204
Total	¥ 32,290	¥ 89,982	¥ 95,725
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Government Grant Income, Nonoperating	Government Grant Income, Nonoperating	Government Grant Income, Nonoperating